RECURRING FAIR VALUE MEASUREMENTS - Key inputs into the Monte Carlo simulation model for the Warrants (Details) - Iris	Mar. 31, 2025 $ / shares Y	Dec. 31, 2024 Y $ / shares	Dec. 31, 2023 $ / shares Y
Risk-free interest rate
RECURRING FAIR VALUE MEASUREMENTS
Derivative warrants liability, measurement input	0.041	0.0419
Risk-free interest rate | Minimum | Derivative financial instruments liabilities
RECURRING FAIR VALUE MEASUREMENTS
Embedded derivative liability, measurement input			0.0439
Risk-free interest rate | Maximum | Derivative financial instruments liabilities
RECURRING FAIR VALUE MEASUREMENTS
Embedded derivative liability, measurement input			0.0556
Risk-free interest rate | Private Warrants
RECURRING FAIR VALUE MEASUREMENTS
Derivative warrants liability, measurement input		4.19	4.91
Expected term (years)
RECURRING FAIR VALUE MEASUREMENTS
Derivative warrants liability, measurement input | Y	0.83	0.8
Expected term (years) | Minimum | Derivative financial instruments liabilities
RECURRING FAIR VALUE MEASUREMENTS
Embedded derivative liability, measurement input | Y			0.25
Expected term (years) | Maximum | Derivative financial instruments liabilities
RECURRING FAIR VALUE MEASUREMENTS
Embedded derivative liability, measurement input | Y			0.52
Expected term (years) | Private Warrants
RECURRING FAIR VALUE MEASUREMENTS
Derivative warrants liability, measurement input | Y		0.8	0.87
Expected volatility
RECURRING FAIR VALUE MEASUREMENTS
Derivative warrants liability, measurement input	0.144
Expected volatility | Private Warrants
RECURRING FAIR VALUE MEASUREMENTS
Derivative warrants liability, measurement input			5.7
Stock Price
RECURRING FAIR VALUE MEASUREMENTS
Derivative warrants liability, measurement input | $ / shares	9	11.22
Stock Price | Private Warrants
RECURRING FAIR VALUE MEASUREMENTS
Derivative warrants liability, measurement input | $ / shares		11.22	10.33
Exercise Price
RECURRING FAIR VALUE MEASUREMENTS
Derivative warrants liability, measurement input | $ / shares	11.5	11.5
Exercise Price | Private Warrants
RECURRING FAIR VALUE MEASUREMENTS
Derivative warrants liability, measurement input | $ / shares		11.5	11.5
Likelihood of completing a business combination | Minimum | Derivative financial instruments liabilities
RECURRING FAIR VALUE MEASUREMENTS
Embedded derivative liability, measurement input			0.0888
Likelihood of completing a business combination | Maximum | Derivative financial instruments liabilities
RECURRING FAIR VALUE MEASUREMENTS
Embedded derivative liability, measurement input			0.1168